Class A, B, C, I, O, R and W Shares | Voya Corporate Leaders 100 Fund
Voya Corporate Leaders 100 Fund (formerly, ING Corporate Leaders 100 Fund)
INVESTMENT OBJECTIVE
The Fund seeks to outperform the S&P 500® Index.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 39) or the Statement of Additional Information (page 153).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees Class A, B, C, I, O, R and W Shares Voya Corporate Leaders 100 Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses Class A, B, C, I, O, R and W Shares Voya Corporate Leaders 100 Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.22%	0.22%	0.22%	0.08%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.97%	1.72%	1.72%	0.58%	0.97%	1.22%	0.72%
Waivers and Reimbursements	[1]	(0.16%)	(0.07%)	(0.32%)	(0.09%)	(0.07%)	(0.07%)	(0.16%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.81%	1.65%	1.40%	0.49%	0.90%	1.15%	0.56%
[1]	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2015. In addition, the adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I and Class W shares, respectively, through October 1, 2015. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares through October 1, 2015. Termination or modification of these obligations requires approval by the Fund's board.

Expense Examples
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B, C, I, O, R and W Shares Voya Corporate Leaders 100 Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	653	851	1,066	1,683
Class B	668	835	1,127	1,826
Class C	243	511	903	2,004
Class I	50	177	315	717
Class O	92	302	529	1,183
Class R	117	380	664	1,471
Class W	57	214	385	879

Expense Example, No Redemption Class A, B, C, I, O, R and W Shares Voya Corporate Leaders 100 Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	653	851	1,066	1,683
Class B	168	535	927	1,826
Class C	143	511	903	2,004
Class I	50	177	315	717
Class O	92	302	529	1,183
Class R	117	380	664	1,471
Class W	57	214	385	879

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of issuers listed on the Standard & Poor's 100 Index (“Index”).

The Index, a subset of the S&P 500® Index, is a capitalization-weighted index based on 100 highly capitalized stocks for which options are listed. The Index measures large company U.S. stock market performance. The minimum market capitalization level is reset periodically and will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2014 ranged from $25.5 billion to $560.2 billion.

Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities.

The Fund also invests in derivatives, including, but not limited to, futures. The Fund typically uses derivatives to substitute for taking a position in the underlying asset.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Initially, the Index securities are equally weighted in the Fund's investment portfolio, meaning that the securities of an Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities.

If the value of the securities of a particular company appreciates more than 50% during a given quarter, these securities would be reduced to 1%. If the value of the securities of a particular company falls more than 30% during a calendar quarter, these securities will be sold.

The Fund's investment portfolio will be rebalanced quarterly to re-align the Fund's holdings to the 1% weightings. The Fund is not limited to either a “value” or “growth” style but will have a value bias.

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Index Strategy    The index selected may underperform the overall market and the Fund might fail to track its target index. The correlation between the Fund and index performance may be affected by the Fund's expenses and the timing of purchases and redemptions of the Fund's shares. The Fund's actual holdings might not match the Index and the Fund's effective exposure to index securities at any given time may not equal 100%.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 20.19% and Worst quarter: 3rd, 2011, -14.73% The Fund's Class A shares' year-to-date total return as of June 30, 2014: 7.00%
Average Annual Total Returns% (for the periods ended December 31, 2013)
Average Annual Total Returns Class A, B, C, I, O, R and W Shares Voya Corporate Leaders 100 Fund		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A		25.83%	17.78%		9.26%	Jun. 30, 2008
Class A After tax on distributions		25.49%	17.49%		8.98%
Class A After tax on distributions with sale		14.88%	14.48%		7.37%
Class A S&P 500® Index	[1]	32.39%	17.94%		9.32%
Class B		27.51%	18.20%		9.54%	Jun. 30, 2008
Class B S&P 500® Index	[1]	32.39%	17.94%		9.32%
Class C		31.87%	18.48%		9.76%	Jun. 30, 2008
Class C S&P 500® Index	[1]	32.39%	17.94%		9.32%
Class I		33.95%	19.43%		10.69%	Jun. 30, 2008
Class I S&P 500® Index	[1]	32.39%	17.94%		9.32%
Class O		33.53%			20.63%	Mar. 23, 2012
Class O S&P 500® Index	[1]	32.39%			19.73%
Class R		33.27%			20.39%	Mar. 23, 2012
Class R S&P 500® Index	[1]	32.39%			19.73%
Class W		33.72%	19.45%		10.70%	Jun. 30, 2008
Class W S&P 500® Index	[1]	32.39%	17.94%		9.32%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.